UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:     HEITMAN REAL ESTATE SECURITIES LLC
                                 Address:  191 N. WACKER DRIVE
                                           SUITE 2500
                                           CHICAGO, IL 60606

                                 13F File Number:  28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   NANCY B. LYNN
Title:  VICE PRESIDENT
Phone:  312-849-4153

Signature,                               Place,             and Date of Signing:


        /s/ Nancy B. Lynn                   CHICAGO, IL           2/17/04
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  1,829,057


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                                  TITLE OF                  VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER                 CLASS          CUSIP    (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
--------------------------  ------------------  ---------  -------- --------- --- ---- --------- -------- --------  ------ --------

American Financial Realty   Common shares of
  Trust                     beneficial interest 02607P305   31,450  1,844,580          1,844,580          1,304,053          540,527
Apartment Investment &
  Management Company        Common Stock        03748R101   48,099  1,394,161          1,394,161            974,984          419,177
Archstone Communites Trust  Common shares of
                            beneficial interest 039583109   49,708  1,776,567          1,776,567          1,299,880          476,687
Ashford Hospitality Trust,
  Inc.                      Common Stock        044103109   15,890  1,692,254          1,692,254          1,158,029          534,225
Brandywine Realty Trust     Common shares of
                            beneficial interest 105368203   53,762  2,008,300          2,008,300          1,424,215          584,085
BRE Properties, Inc.        Common Stock        05564E106   92,418  2,767,008          2,767,008          1,960,780          806,228
Brookfield Properties
  Corporation               Common Stock        112900105   33,193  1,156,550          1,156,550            809,059          347,491
Carramerica Realty
  Corporation               Common Stock        144418100   59,192  1,987,647          1,987,647          1,416,403          571,244
Catellus Development
  Corporation               Common Stock        149111106   93,080  3,859,044          3,859,044          2,777,340        1,081,704
Colonial Properties Trust   Common shares of
                            beneficial interest 195872106   26,758    675,701            675,701            484,089          191,612
Equity Office Properties    Common shares of
  Trust                     beneficial interest 294741103   43,705  1,525,482          1,525,482          1,095,965          429,517
Equity One, Inc.            Common Stock        294752100   28,334  1,678,575          1,678,575          1,166,258          512,317
Equity Residential          Common shares of
Properties Trust            beneficial interest 29380T105   19,091    646,948            646,948            494,898          152,050
Extended Stay America, Inc. Common Stock        30224P101   63,055  4,354,597          4,354,597          3,027,920        1,326,677
Health Care Property
  Investors, Inc.           Common Stock        421915109    1,697     33,400             33,400             33,400               --
Healthcare Realty Trust
  Inc.                      Common Stock        421946104    1,108     31,000             31,000             31,000               --
Highland Hospitality Trust  Common Stock        431284108      865     79,400             79,400             43,200           36,200
Highwoods Properties, Inc   Common Stock        431284108    4,519    177,898            177,898            164,328           13,570
Host Marriott Corp.         Common Stock        44107P104   55,828  4,531,470          4,531,470          3,129,116        1,402,354
Innkeepers USA Trust        Common shares of
                            beneficial interest 4576J0104   10,321  1,233,082          1,233,082            874,608          358,474
Koger Equity, Inc.          Common Stock        500228101   27,207  1,299,903          1,299,903            936,631          363,272
LaSalle Hotel Properties    Common shares of
                            beneficial interest 517942108   33,902  1,827,588          1,827,588          1,251,131          576,457
Lexington Corporate
  Properties Trust          Common Stock        529043101   17,330    858,370            858,370            624,697          233,673
Mack-Cali Realty
  Corporation               Common Stock        554489104   36,798    884,143            884,143            641,936          242,207
Mills Corp.                 Common Stock        601148109   76,478  1,738,128          1,738,128          1,225,138          512,990
Nationwide Health
  Properties, Inc.          Common Stock        638620104      553     28,300             28,300             28,300               --
Pan Pacific Retail
  Properties, Inc.          Common Stock        69806L104   36,832    772,979            772,979            571,518          201,461
Plum Creek Timber Co. Inc.  Common Stock        729251108    2,256     74,100             74,100             74,100               --
ProLogis                    Common shares of
                            beneficial interest 743410102   75,420  2,350,250          2,350,250          1,635,936          714,314
PS Business Parks, Inc/CA   Common Stock        69360J107   73,905  1,791,200          1,791,200          1,254,160          537,040
Public Storage, Inc         Common Stock        74460D109   52,415  1,207,987          1,207,987            871,255          336,732
Ramco-Gershenson            Common shares of
  Properties                beneficial interest 751452202   39,502  1,395,836          1,395,836            984,586          411,250
Regency Centers Corp.       Common Stock        758849103   82,395  2,067,618          2,067,618          1,457,124          610,494
Rouse Company               Common Stock        779273101   78,661  1,673,640          1,673,640          1,183,053          490,587
Simon Property Group, Inc.  Common Stock        828806109  104,041  2,245,170          2,245,170          1,627,255          617,915
SL Green Realty Corp        Common Stock        78440X101   65,065  1,585,023          1,585,023          1,129,992          455,031
Summit Properties, Inc.     Common Stock        866239106   47,498  1,977,428          1,977,428          1,384,264          593,164
Sun Communities, Inc        Common Stock        866674104   40,107  1,036,364          1,036,364            735,567          300,797
Taubman Centers, Inc.       Common Stock        876664103   56,794  2,757,014          2,757,014          1,926,249          830,765
United Dominion Realty
  Trust, Inc.               Common Stock        910197102   30,313  1,578,798          1,578,798          1,146,594          432,204
Ventas Inc.                 Common Stock        92276F100      876     39,800             39,800             39,800               --
Vornado Realty Trust        Common shares of
                            beneficial interest 929042109  113,676  2,076,274          2,076,274          1,466,612          609,662
Winston Hotels, Inc.        Common Stock        97563A102    4,960    486,232            486,232            293,388          192,844

                            Subtotal Common              1,829,057